Vanguard® Mid-Cap Value Index Fund
Schedule of Investments (unaudited)
As of September 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (5.9%)
	Nucor Corp.	2,025,928	316,754
	LyondellBasell Industries NV Class A	2,112,554	200,059
	International Flavors & Fragrances Inc.	2,079,137	141,735
	CF Industries Holdings Inc.	1,571,630	134,751
	Avery Dennison Corp.	656,373	119,900
	Newmont Corp.	3,236,675	119,595
	Celanese Corp. Class A	842,313	105,727
	International Paper Co.	2,818,262	99,964
	Mosaic Co.	2,706,553	96,353
	Eastman Chemical Co.	965,688	74,088
	Steel Dynamics Inc.	640,881	68,715
	FMC Corp.	507,835	34,010
	Westlake Corp.	129,976	16,204
			1,527,855
Consumer Discretionary (12.8%)
	DR Horton Inc.	2,479,815	266,506
	Lennar Corp. Class A	2,023,600	227,109
	Delta Air Lines Inc.	5,240,871	193,912
	eBay Inc.	4,334,561	191,111
*	Dollar Tree Inc.	1,702,429	181,224
*	Warner Bros Discovery Inc.	16,328,190	177,324
	Genuine Parts Co.	1,143,900	165,156
	Darden Restaurants Inc.	984,547	141,007
*	Rivian Automotive Inc. Class A	5,744,450	139,475
	Electronic Arts Inc.	1,103,328	132,841
	PulteGroup Inc.	1,787,258	132,346
	Southwest Airlines Co.	4,851,687	131,335
	Garmin Ltd.	1,247,437	131,230
	Omnicom Group Inc.	1,609,343	119,864
*	United Airlines Holdings Inc.	2,661,327	112,574
*	Carnival Corp.	8,181,332	112,248
	Best Buy Co. Inc.	1,599,636	111,127
	Dollar General Corp.	893,314	94,513
*	CarMax Inc.	1,288,668	91,147
	MGM Resorts International	2,143,597	78,799
	News Corp. Class A	3,670,883	73,638
	Fox Corp. Class A	2,050,045	63,961
[1]	Paramount Global Class B	3,944,578	50,885
	Interpublic Group of Cos. Inc.	1,567,847	44,934
	BorgWarner Inc.	957,640	38,660
*,1	Lucid Group Inc.	6,505,590	36,366

		Shares	Market Value ($000)
	Fox Corp. Class B	1,073,324	30,998
	Endeavor Group Holdings Inc. Class A	1,236,867	24,614
[1]	Sirius XM Holdings Inc.	4,693,475	21,215
	Lennar Corp. Class B	122,627	12,536
	News Corp. Class B	378,120	7,891
[1]	Paramount Global Class A	93,029	1,469
			3,338,015
Consumer Staples (7.6%)
	Corteva Inc.	5,779,264	295,667
	Cencora Inc.	1,390,623	250,270
	Kroger Co.	5,261,629	235,458
	Archer-Daniels-Midland Co.	2,183,360	164,669
	Walgreens Boots Alliance Inc.	5,976,879	132,926
	Clorox Co.	1,008,600	132,187
	Kellogg Co.	2,091,383	124,458
	Tyson Foods Inc. Class A	2,325,905	117,435
	Conagra Brands Inc.	3,892,389	106,729
	J M Smucker Co.	789,649	97,056
	Hormel Foods Corp.	2,224,768	84,608
	McCormick & Co. Inc. (Non-Voting)	1,022,642	77,353
	Campbell Soup Co.	1,578,235	64,834
	Albertsons Cos. Inc. Class A	2,578,939	58,671
	Molson Coors Beverage Co. Class B	736,585	46,839
			1,989,160
Energy (3.4%)
	Baker Hughes Co. Class A	8,223,976	290,471
	ONEOK Inc.	3,646,468	231,295
	Williams Cos. Inc.	4,954,079	166,903
	Halliburton Co.	3,293,551	133,389
	Marathon Oil Corp.	2,466,789	65,987
			888,045
Financials (17.7%)
	Arthur J Gallagher & Co.	1,755,376	400,103
	Ameriprise Financial Inc.	835,926	275,588
	Allstate Corp.	2,130,626	237,373
*	Arch Capital Group Ltd.	2,885,950	230,039
	T. Rowe Price Group Inc.	1,826,965	191,594
	Willis Towers Watson plc	853,825	178,415
	Hartford Financial Services Group Inc.	2,490,978	176,635
	Discover Financial Services	2,035,913	176,371
	American International Group Inc.	2,899,336	175,700
	M&T Bank Corp.	1,351,715	170,924
	State Street Corp.	2,465,670	165,101
	Nasdaq Inc.	3,201,557	155,564
	Raymond James Financial Inc.	1,530,979	153,756
	Principal Financial Group Inc.	1,968,872	141,897
	Fifth Third Bancorp	5,546,106	140,483
	Prudential Financial Inc.	1,478,399	140,285
	Cboe Global Markets Inc.	859,470	134,258
	Regions Financial Corp.	7,643,453	131,467
	Everest Group Ltd.	353,534	131,398
	Cincinnati Financial Corp.	1,277,658	130,692
	Huntington Bancshares Inc.	11,793,620	122,654
	Northern Trust Corp.	1,601,826	111,295
	W R Berkley Corp.	1,573,233	99,885
	Citizens Financial Group Inc.	3,654,700	97,946
	Loews Corp.	1,469,467	93,032

		Shares	Market Value ($000)
	Fidelity National Financial Inc.	2,106,131	86,983
	KeyCorp	7,623,539	82,029
*	Markel Group Inc.	51,324	75,574
	Franklin Resources Inc.	2,438,637	59,942
	Equitable Holdings Inc.	1,414,734	40,164
	Globe Life Inc.	366,762	39,878
	Annaly Capital Management Inc.	2,010,802	37,823
	Corebridge Financial Inc.	1,294,616	25,569
*,1	Rocket Cos. Inc. Class A	940,765	7,695
			4,618,112
Health Care (8.0%)
*	Centene Corp.	4,410,545	303,798
	GE HealthCare Technologies Inc.	3,149,095	214,264
	Zimmer Biomet Holdings Inc.	1,702,084	191,008
	Cardinal Health Inc.	2,041,892	177,277
	Baxter International Inc.	4,124,873	155,673
	Laboratory Corp. of America Holdings	721,677	145,093
*	Hologic Inc.	1,995,133	138,462
*	Avantor Inc.	5,505,622	116,059
	Revvity Inc.	1,011,128	111,932
	Quest Diagnostics Inc.	914,198	111,404
	Viatris Inc.	9,770,515	96,337
	STERIS plc	402,302	88,273
	Royalty Pharma plc Class A	3,108,162	84,356
*	Henry Schein Inc.	1,063,665	78,977
	Teleflex Inc.	382,771	75,180
			2,088,093
Industrials (16.9%)
	Carrier Global Corp.	6,822,689	376,612
	PACCAR Inc.	4,258,418	362,051
	Ferguson plc	1,662,503	273,432
	Cummins Inc.	1,153,766	263,589
	United Rentals Inc.	556,186	247,264
	Global Payments Inc.	2,117,748	244,367
	Fortive Corp.	2,867,351	212,643
*	Keysight Technologies Inc.	1,448,249	191,618
	Dover Corp.	1,139,323	158,947
	Westinghouse Air Brake Technologies Corp.	1,459,066	155,055
	Jacobs Solutions Inc.	1,025,644	140,000
	Expeditors International of Washington Inc.	1,204,657	138,090
	Otis Worldwide Corp.	1,676,882	134,670
	Rockwell Automation Inc.	467,790	133,727
	Fidelity National Information Services Inc.	2,412,973	133,365
	Textron Inc.	1,613,352	126,067
	DuPont de Nemours Inc.	1,682,636	125,508
	Packaging Corp. of America	732,387	112,458
	Snap-on Inc.	431,024	109,937
	Ingersoll Rand Inc.	1,646,993	104,946
	Stanley Black & Decker Inc.	1,248,129	104,319
	Synchrony Financial	3,406,215	104,128
	Masco Corp.	1,831,985	97,920
	Crown Holdings Inc.	982,726	86,951
	CH Robinson Worldwide Inc.	901,020	77,605
	Hubbell Inc. Class B	218,429	68,458
	Ball Corp.	1,283,141	63,875
*	Zebra Technologies Corp. Class A	209,091	49,456
			4,397,058

		Shares	Market Value ($000)
Real Estate (9.6%)
	Digital Realty Trust Inc.	2,465,678	298,396
	VICI Properties Inc. Class A	8,254,680	240,211
	AvalonBay Communities Inc.	1,156,752	198,661
	Weyerhaeuser Co.	5,952,174	182,494
*	CBRE Group Inc. Class A	2,397,529	177,081
	Equity Residential	2,932,961	172,194
	Iron Mountain Inc.	2,377,239	141,327
	Alexandria Real Estate Equities Inc.	1,409,384	141,079
	Ventas Inc.	3,277,483	138,080
	Simon Property Group Inc.	1,265,911	136,756
	Mid-America Apartment Communities Inc.	950,369	122,265
	Essex Property Trust Inc.	522,795	110,880
	UDR Inc.	2,683,734	95,729
	WP Carey Inc.	1,742,507	94,235
	Healthpeak Properties Inc.	4,455,982	81,812
	Host Hotels & Resorts Inc.	2,898,814	46,584
	Regency Centers Corp.	752,021	44,700
	Camden Property Trust	434,981	41,141
	Boston Properties Inc.	574,792	34,189
			2,497,814
Technology (5.3%)
	CDW Corp.	1,091,870	220,296
	Corning Inc.	6,253,071	190,531
	HP Inc.	7,227,854	185,756
	Hewlett Packard Enterprise Co.	10,519,866	182,730
	NetApp Inc.	1,717,162	130,298
*	Western Digital Corp.	2,621,977	119,641
	SS&C Technologies Holdings Inc.	1,717,663	90,246
	Gen Digital Inc.	4,427,238	78,273
*	Qorvo Inc.	797,509	76,138
	Seagate Technology Holdings plc	802,426	52,920
	Leidos Holdings Inc.	559,394	51,554
			1,378,383
Utilities (12.5%)
*	PG&E Corp.	19,878,970	320,648
	Consolidated Edison Inc.	2,809,499	240,296
	Public Service Enterprise Group Inc.	4,065,358	231,359
	WEC Energy Group Inc.	2,569,345	206,961
	Edison International	3,122,036	197,594
	American Water Works Co. Inc.	1,585,645	196,350
	Eversource Energy	2,843,446	165,346
	Ameren Corp.	2,137,972	159,984
	Entergy Corp.	1,722,379	159,320
	FirstEnergy Corp.	4,436,719	151,647
	DTE Energy Co.	1,427,003	141,673
	PPL Corp.	6,003,697	141,447
	CenterPoint Energy Inc.	5,126,968	137,659
	Xcel Energy Inc.	2,246,201	128,528
	CMS Energy Corp.	2,376,267	126,204
	Constellation Energy Corp.	1,101,739	120,178
	Alliant Energy Corp.	2,058,509	99,735
	Evergy Inc.	1,870,055	94,812
	NiSource Inc.	3,366,165	83,077
	AES Corp.	5,454,496	82,908
	Vistra Corp.	1,496,984	49,670

			Shares	Market Value ($000)
	Avangrid Inc.		629,889	19,004
				3,254,400
Total Common Stocks (Cost $21,835,380)				25,976,935
		Coupon
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund (Cost $118,011)	5.391%	1,180,455	118,034
Total Investments (100.1%) (Cost $21,953,391)				26,094,969
Other Assets and Liabilities—Net (-0.1%)				(35,223)
Net Assets (100%)				26,059,746
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $63,739,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $69,185,000 was received for securities on loan, of which $68,519,000 is held in Vanguard Market Liquidity Fund and $666,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2023	62	13,409	(504)
E-mini S&P Mid-Cap 400 Index	December 2023	132	33,269	(948)
				(1,452)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Constellation Energy Corp.	1/31/24	CITNA	21,665	(5.331)	992	—
Warner Bros Discovery Inc.	1/31/24	CITNA	20,236	(5.331)	—	(3,595)
					992	(3,595)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
CITNA—Citibank, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	25,976,935	—	—	25,976,935
Temporary Cash Investments	118,034	—	—	118,034
Total	26,094,969	—	—	26,094,969

Derivative Financial Instruments
Assets
Swap Contracts	—	992	—	992
Liabilities
Futures Contracts[1]	1,452	—	—	1,452
Swap Contracts	—	3,595	—	3,595
Total	1,452	3,595	—	5,047
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.